INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Line Items]
Income tax rate (as a percent)	25.00%	25.00%
Income tax benefits:
Current income tax expenses	$ (146,368)
Deferred income tax benefits	2,379,825	1,249,696
Total	2,233,457	1,249,696
Current:
Accruals				$ 1,879,890
Valuation allowance				(1,816,604)
Net current deferred tax assets				63,286
Non-current:
Net operating loss carry forwards				5,797,149	3,611,141
Valuation allowance				(5,640,833)	(3,611,141)
Net non-current deferred tax assets				156,316
Total deferred tax assets				219,602
Deferred tax liabilities, Non-current
Acquired intangible assets				9,068,560	12,640,736
Total deferred tax liabilities				9,068,560	12,640,736
Net operating losses carry forwards			0	8,744,032	8,064,039
Reconciliation between the income taxes benefit computed by applying the PRC tax rate to loss before income taxes and the actual credit for income taxes [Abstract]
Net loss before provision for income taxes	$ (27,526,602)	$ (105,895,819)	(4,323,249)
Statutory tax rates in the PRC	25.00%	25.00%
Income tax at statutory tax rate	$ (6,881,651)	$ (26,473,955)
Expenses not deductible for tax purposes
Goodwill impairment		21,483,693
Entertainment expenses exceeded tax limit	21,533	7,687
Other expenses exceeded tax limit		226,428
Effect of income tax rate difference in other jurisdiction	633,997	1,551,150
Changes in unrecognized tax benefits	146,368
Changes of valuation allowance	3,846,296	1,955,301
Income tax benefits	(2,233,457)	(1,249,696)
Roll-forward of Unrecognized Tax Benefits
Beginning Balance	70,979
Addition based on tax positions related to the current year	200,040
Ending Balance	271,019	70,979
Unrecognized Tax Benefits	$ 271,019	$ 70,979		271,019	70,979
Unrecognized Tax Benefits that Would Impact Effective Tax Rate				124,651	70,979
Unrecognized Tax Benefits, Interest on Income Taxes Accrued				0	0
Deferred Tax Assets, Valuation Allowance				$ 7,457,437	$ 3,611,141
HONG KONG
Roll-forward of Unrecognized Tax Benefits
Effective Income Tax Rate Reconciliation, Percent	16.50%
State Administration of Taxation, China [Member]
Income Tax Disclosure [Line Items]
Income tax rate (as a percent)	25.00%
Reconciliation between the income taxes benefit computed by applying the PRC tax rate to loss before income taxes and the actual credit for income taxes [Abstract]
Statutory tax rates in the PRC	25.00%